Loss per share - Summary of basic and diluted net loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loss per share
Net loss attributable to ordinary shares	€ (57,317)	€ (63,002)
Weighted-average shares outstanding-basic and diluted	117,320	130,971
Loss per share in Euro - Basic (in Euro per share)	€ (0.49)	€ (0.48)
Loss per share in Euro - Diluted (in Euro per share)	€ (0.49)	€ (0.48)